UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE
               Report for the Calendar Year or Quarter Ended:     March 31, 2011

Check here if Amendment [  ];     Amendment Number:

This Amendment (check only one):     [  ] is a restatement
                                     [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:        First Trust Bank

Address:     P.O. Box N-7776
             Lyford Cay, Nassau, Bahamas


Form 13F File Number:     028-12532


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.
Person signing this Report on Behalf of Reporting Manager:

Name:     Betty A. Roberts

Title:     Chief Executive Officer

Phone:     242-362-4904



Signature, Place and Date of Signing:

  /s/ Betty A. Roberts          Lyford Cay, Nassau, Bahamas          05/12/11
--------------------------------------------------------------------------------
      [Signature]                  [City, State]                      [Date]


Report Type (Check only one)

[  ]     13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[  ]     13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X]     13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     $95828
                                            ------
                                          (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

28-1399      Southeastern Asset Management, Inc.
28-7494      Steinberg Global Asset Management, Ltd.
28-05601     Thomas White International, Ltd.
18-10411     Aegis Financial Corp.
28-01260     First Manhattan Co.
28-13078     Edinburgh Partners Ltd.
28-10104     Altrinsic Global Advisors, LLC
28-05163     Kinetics Asset Management, Inc.
28-10309     DSM Capital Partners
28-04825     Baillie Gifford & Co.
28-04121     Davis Selected Advisers, LP
28-10472     EverKey Global Partners Ltd.



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
Column 1                Column 2     Column 3   Column 4       Column 5         Column 6    Column 7    Column 8

                                                           Shares or
                        Title of                Value      Principal  SH/ PUT/  Investment  Other       Voting Authority
Name of Issuer          Class        Cusip      (x$1,000)  Amount     PRN CALL  Discretion  Managers  Sole     Shares   None
AGRIUM INC              COM          008916108     8,811      95,500  SH        Sole        None       95,500
ASA LIMITED             COM          G315P103      3,589     113,200  SH        Sole        None      113,200
BEMIS INC               COM          081437105     7,776     237,000  SH        Sole        None      237,000
BERKSHIRE HATHAWAY
   INC DEL              CL A         084670108     6,892          55  SH        Sole        None           55
CANADIAN NAT RES LTD    COM          136385101     6,021     121,806  SH        Sole        None      121,806
CLOUD PEAK ENERGY INC   COM          18911Q102     3,399     157,440  SH        Sole        None      157,440
CONOCOPHILLIPS          COM          20825C104    13,095     163,975  SH        Sole        None      163,975
DUKE REALITY CORP       COM NEW      264411505     7,213     514,850  SH        Sole        None      514,850
ENDO PHARMACEUTICALS
   HLDGS                COM          29264F205     7,246     189,880  SH        Sole        None      189,880
HEWLETT PACKARD CO      COM          428236103     4,896     119,490  SH        Sole        None      119,490
MARKET VECTORS ETF TR   AGRIBUS
                        ETF          57060U605     1,401      25,000  SH        Sole        None       25,000
MICROSOFT CORP          COM          594918104     4,504     177,400  SH        Sole        None      177,400
NATIONAL OILWELL
   VARCO INC            COM          637071101     7,594      95,800  SH        Sole        None       95,800
NOKIA CORP              SPONSORED
                        ADR          654902204     1,702     200,000  SH        Sole        None      200,000
POSCO                   SPONSORED
                        ADR          693483109     5,189      45,400  SH        Sole        None       45,400
SASOL LTD               SPONSORER
                        ADR          803866300     6,500     112,161  SH        Sole        None      112,161
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